Assets under management - Change (Details 2) - CHF (SFr) SFr in Billions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Changes in Assets under management
Assets under management at beginning of period	SFr 1,614.0	SFr 1,511.9
Net new assets/(net asset outflows)	(123.2)	30.9
Market movements, interest, dividends and foreign exchange	(170.0)	92.6
of which market movements, interest and dividends	(165.9)	80.8
of which foreign exchange	(4.1)	11.8
Other effects	(27.2)	(21.4)
Assets under management at end of period	1,293.6	1,614.0
Bank
Changes in Assets under management
Assets under management at beginning of period	1,611.0	1,507.0
Net new assets/(net asset outflows)	(122.5)	33.2
Market movements, interest, dividends and foreign exchange	(169.9)	92.4
of which market movements, interest and dividends	(165.9)	80.7
of which foreign exchange	(4.0)	11.7
Other effects	(27.1)	(21.6)
Assets under management at end of period	SFr 1,291.5	SFr 1,611.0